Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financial Instruments and Fair Value Measurements
Schedule of financial assets and liabilities measured at fair value

	June 30, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Money market fund (included in cash and cash equivalents)	$13,193	$—	$—	$13,193
Investment in Motus GI (see Note 7)	69	—	—	69
Marketable securities (Corporate and Government debt securities)	—	101,295	—	101,295
Total assets	$13,262	$101,295	$—	$114,557

	December 31, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Money market fund (included in cash and cash equivalents)	$8,708	$—	$—	$8,708
Investment in Motus GI (see Note 7)	86	—	—	86
Marketable securities (Corporate and Government debt securities)	—	63,915	—	63,915
Total assets	$8,794	$63,915	$—	$72,709
Liabilities:
Warrant liability (see Note 10)	$—	$—	$2,089	$2,089
Total liabilities	$—	$—	$2,089	$2,089

	December 31, 2021
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Investment in Motus GI (see Note 6)	$958	$—	$—	$958
Total assets	$958	$—	$—	$958
Liabilities:
Warrant liability (see Note 9)	$—	$—	$635	$635
Total liabilities	$—	$—	$635	$635

	December 31, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Investment in Motus GI (see Note 6)	$86	$—	$—	$86
Marketable securities (Corporate and Government debt securities)	—	63,915	—	63,915
Total assets	$86	$63,915	$—	$64,001
Liabilities:
Warrant liability (see Note 9)	$—	$—	$2,089	$2,089
Total liabilities	$—	$—	$2,089	$2,089

Schedule of liabilities for which fair value is determined by Level 3

The following table presents a roll-forward of the aggregate fair values of the Company’s liabilities for which fair value is determined by Level 3 inputs (in thousands):

Warrant
Liability
Balance—December 31, 2022	$2,089
Warrants exercised prior to the Business Combination	(10)
Change in fair value of warrants	294
Warrants reclassified to equity	(2,373)
Balance—March 31, 2023	—
Balance—June 30, 2023	$—